Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Payable [Abstract]
Schedule of notes payable

Notes payable consist of the following:

	March 31, 2017	December 31, 2016
2016 Secured Notes	375,152	396,562
2016 5% Related Party Unsecured Notes	1,000,000	1,000,000
2016 8% Related Party Unsecured Notes, net of unamortized debt discount of $265,010 and $351,744, respectively	1,544,990	1,458,256
2016 WEBA Seller Notes	2,650,000	2,650,000
Total notes payable	5,570,142	5,504,818
Less current portion	(2,629,490)	(2,541,178)
Long-term portion of notes payable	$2,940,652	$2,963,640

Notes payable consist of the following:

	December 31, 2016	December 31, 2015
2013 Secured Note	$-	$2,972
Manzo Note	-	115,000
2016 Secured Notes	396,562	-
2016 5% Related Party Unsecured Notes	1,000,000	-
2016 8% Related Party Unsecured Notes, net of debt discount of $351,744	1,458,256	-
2016 WEBA Seller Notes	2,650,000	-
Total notes payable	5,504,818	117,972
Less current portion	(2,541,178)	(117,972)
Long-term portion of notes payable	$2,963,640	$-

Schedule of estimated fair value of warrants

We estimated the fair value of the warrants on the issue date using a Black-Scholes pricing model with the following assumptions:

Warrants
Expected term	3 years
Volatility	110.09%
Risk Free Rate	1.58%

Schedule of components of notes	The proceeds of the Notes were allocated to the components as follows:
Proceeds allocated at issuance date
Notes	$1,485,128
Warrants	324,872
Total	1,810,000